UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             8/13/02
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                80

Form 13F Information Table Value Total:           $216013
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Pinnacle Capital Management, LLC

                                SETH TOBIAS, MANAGER
                         DISCRETIONARY OWNERSHIP FOR 13F
                            AS OF DATE: JUNE 30, 2002

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
                                                              FORM 13F-HR
                                                         QTR Ending 3/31/02

         COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6     COL 7     COLUMN 8
--------------------------- -------------  ---------- -----------  ------------------   -------------   -----  --------------
                                                          VALUE     SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR     SOLE    SHRD   NONE
Arch Coal Inc.                 COMMON      039380100      3407       150000 SH           x                     150000
Acxiom Corp                    OTC IS      005125109      1399        80000 SH              45000  35000        45000    35000
American International Grp.    COMMON      026874107       512         7500 SH                      7500                  7500
American Express               COMMON      025816109      2906        80000 SH              55000  25000        55000    25000
Applied Materials Inc.         OTC IS      038222105       380        20000 SH                     20000                 20000
Arris Group Inc.               OTC IS      04269Q100       784       175000 SH           x                     175000
Abercrombe & Fitch             COMMON      002896207       965        40000 SH                     40000                 40000
Air Products & Chemicals       COMMON      009158106       898        17800 SH                     17800                 17800
America West Airlines Inc.     COMMON      023657208       822       300000 SH           x                     300000
Anthem Inc.                    COMMON      03674B104      5061        75000 SH           x                      75000
American Axle & Mfg Hldg.      COMMON      024061103      3866       130000 SH           x                     130000
AT&T Corp.                     COMMON      001957109      5350       500000 SH           x                     500000
Bank of Bermuda                OTC IS      G07644100      2318        51810 SH           x                      51810
Ball Corp.                     COMMON      058498106      1452        35000 SH                     35000                 35000
Burlington Northern Inc.       COMMON      12189T104      3000       100000 SH           x                     100000
Clear Channel Comm             COMMON      184502102      2402        75000 SH           x                      75000
Concurrent Computer corp       OTC IS      206710204       116        25000 SH           x                      25000
Centerpulse Ltd.               COMMON      152005104       828        50000 SH           x                      50000
Clorox Co.                     COMMON      189054109       724        17500 SH           x                      17500
Comcast Corp. Sp. Cl.          OTC IS      200300200      8678       364000 SH           x                     364000
Crown Cork & Seal Co           COMMON      228255105       343        50000 SH                     50000                 50000
CSX Corp.                      COMMON      126408103      4557       130000 SH             100000  30000       100000    30000
Danaher Corp.                  COMMON      235851102       664        10000 SH                     10000                 10000
Entrust Technologies Inc.      OTC IS      293848107       551       202500 SH           x                     202500
FEDEX Corp.                    COMMON      31428X106      8544       160000 SH             140000  20000       140000    20000
Fidelity National Financial    COMMON      316326107      1264        40000 SH           x                      40000
Finishline Inc.Cl.A            OTC IS      317923100       269        15000 SH                     15000                 15000
GAP Inc.                       COMMON      364760108       817        57500 SH                     57500                 57500
Gillette Co.                   COMMON      375766102      2540        75000 SH           x                      75000
General Motors Corp.           COMMON      370442105      1069        20000 SH                     20000                 20000
Global Sports Inc.             OTC IS      36238G102       680        90000 SH           x                      90000
Grant Prideco inc.             COMMON      38821G101       340        25000 SH           x                      25000
Goldman Sachs Group Inc.       COMMON      38141G104      2201        30000 SH                     30000                 30000
Hanover Compressor Co.         COMMON      410768105      1512       112000 SH           x                     112000
Home Depot Inc.                COMMON      438516106      1409        40000 SH                     40000                 40000
Honeywell Int'l.               COMMON      438516106      1673        47500 SH                     47500                 47500
IDEC Pharmaceuticals Corp      OTC IS      449370105      1773        50000 SH           x                      50000
Illinois Tool Works Inc.       COMMON      452308109      1708        25000 SH                     25000                 25000
Imclone Systems Inc.           OTC IS      45245W109      1521       175000 SH           x                     175000
Johnson & Johnson              COMMON      478160104      1045        20000 SH                     20000                 20000
Lehman Brothers Hldgs Inc.     COMMON      524908100       938        15000 SH                     15000                 15000
Louisiana Pacific Corp.        COMMON      546347105       657        62000 SH           x                      62000
Lockheed Martin Corp           COMMON      539830109       695        10000 SH                     10000                 10000
Marvel Technologies Group      OTC IS      G5876H105       497        25000 SH           x                      25000
Med-Design Corp.               OTC IS      583926100       324        25000 SH           x                      25000
Marinemax Inc.                 COMMON      567908108       184        14200 SH                     14200                 14200
Microsoft Corp.                OTC IS      594918104      2325        42500 SH              25000  17500        25000    17500
Philip Morris Companies        COMMON      718154107     50232      1150000 SH             100000  15000       100000    15000
IndyMac Bancorp-INMC Mtg       COMMON      456607100       907        40000 SH           x                      40000
Norfolk Southern Corp          COMMON      655844108      3156       135000 SH              75000  60000        75000    60000
Oil Service Hld. Tr.           COMMON      678002106       307         5000 SH           x                       5000
Pharmacia Corp.                COMMON      71713U102     10112       270000 SH             200000  70000       200000    70000
Pepsico Inc.                   COMMON      713448108       603        12500 SH                     12500                 12500
Pacific Healthcare Systems     OTC IS      695112102      2312        85000 SH           x                      85000
Pharmceutical Hldrs Tr.        COMMON      71712A206      7735       100000 SH           x                     100000
Prudential Financial Inc.      COMMON      744320102      9591       287500 SH             260000  27500       260000    27500
Procter & Gamble Co.           COMMON      742718109       893        10000 SH                     10000                 10000
Rainbow Media-Cablevision Sys  COMMON      12686C844      1446       165300 SH           x                     165300
Roadway Express Inc.           OTC IS      769742104       485        13500 SH                     13500                 13500
Redwood Trust Inc.             COMMON      758075402      1733        55000 SH           x                      55000
SBC Communications Inc.        COMMON      78387G103      4575       150000 SH           x                     150000
SPX Corp.                      COMMON      784635104      1128         9600 SH                      9600                  9600
SLM Corporation                COMMON      78442P106      6424        66300 SH           x                      66300
Schering Plough Corp.          COMMON      806605101      2460       100000 SH           x                     100000
Sandisk Corp.                  OTC IS      80004C101       620        50000 SH           x                      50000
Sonic Automotive               COMMON      83545G102      1159        45000 SH                     45000                 45000
Station Casinos Inc.           OTC IS      857689103      1010        56600 SH           x                      56600
Talk Visual Corp.              OTC IS      874266109         2       200000 SH                    200000                200000
Temple Inland                  COMMON      879868107       434         7500 SH                      7500                  7500
Tenet Healthcare Corp          COMMON      88033G100      3101        65000 SH           x                      65000
Texas Instruments Inc.         COMMON      882508104      1304        55000 SH                     55000                 55000
Triad Hospitals Inc.           COMMON      89579K109      3179        75000 SH           x                      75000
Tripath Technology Inc.        OTC IS      89672P104       357       340000 SH           x                     340000
Teamstaff Inc.                 OTC IS      87815U204       191        30000 SH                     30000                 30000
Ubiquitel Inc.                 OTC IS      903474302       272       394500 SH           x                     394500
United Technologies Corp.      COMMON      913017109      1698        25000 SH                     25000                 25000
Viacom Inc. Cl. B              COMMON      925524308      4659       105000 SH             100000   5000       100000     5000
Wells Fargo & Co.              COMMON      949746101      5507       110000 SH             100000  10000       100000    10000
Wyeth                          COMMON      983024100      2048        40000 SH                     40000                 40000
Yellow Corp.                   OTC IS      985509108       405        12500 SH                     12500                 12500
                                                        216013

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